Recognized Restructuring and Other Items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,412	$ 4,500
Total	$ 4,412